FINANCIAL INSTRUMENTS - Financial assets and liabilities recognized at fair value (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial instruments.
Financial assets	$ 440,474	$ 282,512
Financial liabilities	2,590,421	1,834,704
At fair value
Financial instruments.
Financial assets	147,113	59,857
Financial liabilities	1,593	2,285
At fair value | Level 1
Financial instruments.
Financial assets	145,117	58,756
At fair value | Level 2
Financial instruments.
Financial assets	1,996	1,101
Financial liabilities	1,593	2,285
Other Liabilities
Financial instruments.
Financial liabilities	15,939	4,680
Other liabilities: Debt for acquisition of NYSSA | At fair value
Financial instruments.
Financial Liabilities, current	567	613
Financial liabilities, non-current	1,026	1,614
Other liabilities: Debt for acquisition of NYSSA | At fair value | Level 2
Financial instruments.
Financial Liabilities, current	567	613
Financial liabilities, non-current	1,026	1,614
Borrowings: DFI
Financial instruments.
Financial Liabilities, current		58
Financial liabilities		58
Borrowings: DFI | At fair value
Financial instruments.
Financial Liabilities, current		58
Borrowings: DFI | At fair value | Level 2
Financial instruments.
Financial Liabilities, current		58
Mutual Funds | At fair value
Financial instruments.
Financial assets, current	14,426	17,966
Mutual Funds | At fair value | Level 1
Financial instruments.
Financial assets, current	14,426	17,966
Government bonds | At fair value
Financial instruments.
Financial assets, current	130,691	40,790
Government bonds | At fair value | Level 1
Financial instruments.
Financial assets, current	130,691	40,790
Other receivables: DFI
Financial instruments.
Financial assets, non-current	437	627
Financial assets	1,986	992
Other receivables: DFI | At fair value
Financial instruments.
Financial assets, current	1,549	365
Financial assets, non-current	437	627
Other receivables: DFI | At fair value | Level 2
Financial instruments.
Financial assets, current	1,549	365
Financial assets, non-current	437	627
Other receivables: Indemnification assets | At fair value
Financial instruments.
Financial assets, current	10	109
Other receivables: Indemnification assets | At fair value | Level 2
Financial instruments.
Financial assets, current	$ 10	$ 109